Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 28, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II — Valuation and Qualifying Accounts
Stanley Black & Decker, Inc. and Subsidiaries
Fiscal years ended January 3, 2015, December 28, 2013, and December 29, 2012
(Millions of Dollars)

		ADDITIONS
	Beginning Balance	Charged to Costs and Expenses	Charged To Other Accounts(b)	(a) Deductions	Ending Balance
Allowance for Doubtful Accounts:
Year Ended 2014	$64.4	$20.9	$(8.3)	$(16.3)	$60.7
Year Ended 2013	$58.7	$14.2	$5.2	$(13.7)	$64.4
Year Ended 2012	$53.3	$11.9	$12.3	$(18.8)	$58.7
Tax Valuation Allowance:
Year Ended 2014 (c)	$549.7	$90.0	$(16.3)	$(71.5)	$551.9
Year Ended 2013	$545.2	$3.8	$14.6	$(13.9)	$549.7
Year Ended 2012	$297.5	$309.6	$(6.8)	$(55.1)	$545.2

(a)	With respect to the allowance for doubtful accounts, deductions represent amounts charged-off less recoveries of accounts previously charged-off.

(b)	Amounts represent the impact of foreign currency translation, acquisitions and net transfers to/from other accounts.

(c)	Refer to Note Q, Income Taxes, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.
The prior year amounts in the table above have been recast to exclude the amounts relating to businesses classified as discontinued operations. Refer to Note T, Discontinued Operations, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.